Risks	12 Months Ended
Mar. 31, 2026
Risks [Abstract]
RISKS

NOTE 20 — RISKS

A.	Credit risk

Accounts receivable

In order to minimize the credit risk, the management of the Company has delegated a team responsible for determination of credit limits and credit approvals. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. Internal credit rating has been given to each category of debtors after considering aging, historical observed default rates, repayment history and past due status of respective accounts receivable. Estimated loss rates are based on probability of default and loss given default with reference to an external credit report and are adjusted for reasonable and supportable forward-looking information that is available without undue costs or effort while credit-impaired trade balances were assessed individually. In this regard, the directors consider that the Company’s credit risk is significantly reduced. The maximum potential loss of accounts receivable for the year ended March 31, 2026 is $834,828.

Bank balances

The Company is exposed to concentration of credit risk on liquid funds. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Government of Hong Kong for a maximum amount of $102,564 (HK$800,000). Cash balances in bank accounts in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs.

Other current assets

The Company assessed the impairment for other current assets individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors, have had no significant increase in credit risk since initial recognition. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for other current assets as of March 31, 2026 and 2025 is $668 and $166, respectively.

B.	Interest rate risk

Cash flow interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s variable-rates bank balances.

The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Sensitivity analysis

The Company’s exposure to the risk of changes in cash flow interest rate relates primarily to the Company’s bank balances with floating interest rates.

The sensitivity analysis below has been determined assuming that a change in interest rates had occurred at the end of the reporting period and had been applied to the exposure to interest rates for financial instruments in existence at that date. 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rate on bank balances had been 1% higher or lower with all other variables held constant, the Company’s post tax profit for the years ended March 31, 2026, 2025 and 2024 would have increased or decreased by approximately $14,515, $20,661 and $27,687, respectively.

C.	Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency assets will affect the Company’s financial position as a result of changes in foreign currency exchange rates.

The Company’s monetary assets and liabilities are primarily denominated in HK$ and RMB, which are the functional currencies of its Hong Kong and Chinese Mainland operating subsidiaries, respectively. Under the Linked Exchange Rate System in Hong Kong, HK$ is pegged to $; accordingly, in the opinion of management of the Company, the foreign currency risk associated with $ is considered insignificant.

The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the Chinese Mainland or remittances of RMB out of the Chinese Mainland, as well as exchanges between RMB and foreign currencies, are subject to the rules and regulations of foreign exchange control promulgated by the PRC government. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, regulates the conversion of RMB into other currencies.

The Company currently does not use foreign currency hedging instruments to manage its foreign currency exposures. However, the directors closely monitor the related foreign currency exposure and will consider entering into foreign currency hedging arrangements should the need arise.

D.	Economic and political risks

The Company’s operations are mainly conducted in Hong Kong and the Chinese Mainland. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in Hong Kong.

The Company’s operations in Hong Kong and the Chinese Mainland are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in Hong Kong and the Chinese Mainland, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

E.	Inflation risk

Management monitors changes in prices levels. Historically inflation has not materially impacted the Company’s consolidated financial statements; however, significant increases in the price of labor that cannot be passed to the Company’s customers could adversely impact the Company’s results of operations.